SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income before income tax	$ 394,839	$ 500,386	$ 8,327,098
Tax expenses at the BVI statutory income tax rate
Tax effect of rate differences in various jurisdictions	$ 65,149	$ 82,564	$ 1,373,971
Tax effect of non-deductible expenses	124,189
Tax effect of non-taxable income	(1,979)	(3,677)	(24,483)
Tax effect of temporary difference	8,760	(10,224)	18,366
Additional tax reduction related to two tiered profits tax regime	(21,923)	(22,692)	(22,436)
Income tax expense	$ 174,196	$ 45,971	$ 1,345,418